Quarterly Holdings Report
for
Fidelity® Series Investment Grade Securitized Fund
May 31, 2026
IGS-NPRT3-0726
1.9891240.107
Asset-Backed Securities - 9.4%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (f)	38,756	38,898
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (f)	115,897	116,890
TOTAL CANADA		155,788
UNITED STATES - 9.4%
ACHV ABS Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (f)	30,190	30,352
Affirm Asset Securitization Trust Series 2024-B Class A, 4.62% 9/15/2029 (f)	4,100,000	4,106,456
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (f)	1,100,000	1,104,387
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (f)	2,700,000	2,683,457
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (f)	1,330,000	1,322,618
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (f)	1,140,000	1,138,145
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	122,515	123,040
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (f)	34,207	34,365
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (f)	115,805	115,911
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (f)	82,644	82,704
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (f)	455,000	452,826
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (f)	205,000	205,515
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (f)	467,692	465,668
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2036 (f)	400,000	398,150
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (f)	52,968	53,300
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (f)	136,458	136,556
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (f)	500,000	500,858
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	111,187	112,110
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	136,757	137,929
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	300,000	301,173
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	510,299	511,170
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	2,400,000	2,384,544
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	58,679	59,012
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	420,000	419,215
Carmax Series 2026-1 Class A3, 4.04% 3/17/2031	1,100,000	1,092,025
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (f)	139,157	140,006
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (f)	148,285	148,947
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (f)	730,000	719,202
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (f)	2,900,000	2,900,190
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (f)	600,000	598,359
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (f)	602,034	602,886
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (f)	194,966	194,940
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (f)	1,450,000	1,462,458
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (f)	50,599	50,974
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (f)	168,386	168,763
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (f)	82,000	82,986
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (f)	500,000	499,520
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (f)	255,000	253,729
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (f)	900,000	893,851
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (f)	102,485	103,290
Enterprise Fleet Financing LLC Series 2023-3 Class A3, 6.41% 6/20/2030 (f)	5,248,000	5,366,334
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (f)	361,000	362,298
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (f)	169,869	171,380
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	175,000	174,374
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	15,086	15,102
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	70,000	70,240
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	60,000	60,089
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	325,000	323,994
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (f)	2,500,000	2,524,554
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (f)	704,000	713,315
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (f)	1,126,000	1,126,710
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2, 4.52% 10/15/2027 (f)	330,293	330,830
GreatAmerica Leasing Receivables Funding LLC Series 2025-2 Class A2, 4.22% 5/15/2028 (f)	2,600,000	2,601,725
GreenSky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (f)	31,137	31,171
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (f)	197,709	198,306
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (f)	155,166	155,438
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (f)	1,300,000	1,302,953
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (f)	776,895	778,306
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	186,477	187,422
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	440,718	441,151
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	220,184	221,188
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	713,288	713,830
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (f)	171,384	172,298
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (f)	151,132	152,007
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (f)	820,000	820,515
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	375,000	372,143
Nissan Master Owner Trust Receivable Series 2024-B Class A, 5.05% 2/15/2029 (f)	1,200,000	1,207,414
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (f)	800,000	789,909
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (f)	823,763	814,365
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (f)	600,000	600,517
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (f)	495,000	493,240
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (f)	1,300,000	1,294,171
Optn Series 2026-A Class A, 4.32% 1/9/2034 (f)	190,000	188,537
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (f)	597,331	603,531
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (f)	185,736	186,469
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (f)	520,000	518,694
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (f)	115,000	114,283
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (f)	102,466	103,023
Post Road Equipment Finance LLC Series 2026-1A Class A2, 4.47% 1/18/2033 (f)	500,000	499,706
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0992% 7/25/2054 (f)(g)(h)	504,164	503,194
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (f)(g)	364,934	360,230
RCKT Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (f)	60,611	60,720
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (f)	158,832	159,025
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (f)(g)	158,541	158,655
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (f)	286,578	287,544
Reach ABS Trust Series 2026-1A Class B, 4.37% 2/15/2033 (f)	600,000	597,084
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	700,000	701,726
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (f)	97,312	97,475
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (f)	113,307	113,452
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (f)	544,613	546,061
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (f)	99,362	100,078
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3, 4.55% 6/20/2030 (f)	2,039,371	2,045,629
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (f)	400,000	399,053
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (f)	400,000	395,582
Sfuel Series 2025-BA Class A3, 4.27% 1/22/2029 (f)	1,800,000	1,800,300
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (f)	260,927	261,336
SoFi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (f)	2,225,013	2,222,305
SoFi Consumer Loan Program Trust Series 2026-1 Class B, 4.44% 12/26/2035 (f)	350,000	347,341
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (f)	780,333	734,327
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (f)	1,032,682	1,029,858
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (f)	1,263,350	1,269,334
VCAT Asset Securitization LLC Series 2026-NPL1 Class A1, 5.101% 1/25/2056 (f)(g)	446,922	444,463
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (f)(i)	637,728	637,726
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (f)	158,618	159,064
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (f)	283,327	283,647
Westlake Automobile Receivables Trust Series 2026-1A Class A3, 4.01% 7/16/2029 (f)	700,000	698,259
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (f)	296,892	299,385
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (f)	613,843	619,188
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (f)	247,546	249,042
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (f)	500,000	497,144
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (f)	425,905	427,688
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (f)	27,214	27,607
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (f)	898,373	888,602
World Financial Network Credit Card Master Trust Series 2024-A Class A, 5.47% 2/15/2031	4,500,000	4,548,634
World Omni Auto Receivables Trust Series 2023-B Class A3, 4.66% 5/15/2028	51,968	52,042
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	45,913	46,078
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	297,229	297,526
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	340,000	336,974
TOTAL UNITED STATES		78,296,497
TOTAL ASSET-BACKED SECURITIES (Cost $78,603,954)		78,452,285

Collateralized Mortgage Obligations - 9.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.7%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (f)	83,568	83,638
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (f)	1,004,376	887,296
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (f)(g)	1,250,853	1,240,341
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (f)(g)	1,175,374	1,096,066
BRAVO Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (f)	764,025	699,167
BRAVO Residential Funding Trust Series 2025-NQM4 Class A1, 5.613% 2/25/2065 (f)(i)	1,164,144	1,171,205
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (f)(g)	396,730	398,611
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (f)(i)	572,313	570,713
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (f)(g)	97,862	97,862
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (f)(g)	52,612	52,440
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (f)(g)	581,341	576,833
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (f)(g)	550,876	554,220
Fannie Mae Guaranteed REMIC Series 2013-44 Class DJ, 1.85% 5/25/2033	54,984	51,530
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	2,868,771	2,502,371
Fannie Mae Guaranteed REMIC Series 2019-33 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.1766% 7/25/2049 (g)(h)	700,991	692,874
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	499,205	453,967
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	248,191	210,744
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	263,756	223,960
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	226,939	192,707
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	98,242	81,632
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	218,472	194,612
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	631,114	562,244
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	421,399	377,009
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	943,581	843,278
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	342,404	303,949
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	200,306	186,784
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	249,244	230,121
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	215,450	204,421
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	210,215	196,217
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	500,893	473,278
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	114,191	105,382
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	562,969	507,685
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,575,520	1,404,379
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	248,430	221,594
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	163,840	160,630
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	678,169	612,156
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 8/25/2052 (g)(h)	787,061	781,149
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3121% 9/25/2052 (g)(h)	1,977,865	1,958,108
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 9/25/2052 (g)(h)	1,648,221	1,635,839
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (g)(h)	533,284	529,926
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (g)(h)	1,916,932	1,902,371
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	282,886	263,989
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	597,997	546,322
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	286,757	267,380
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 11/25/2053 (g)(h)	457,944	464,615
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 11/25/2053 (g)(h)	874,775	887,468
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 11/25/2053 (g)(h)	170,469	172,950
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1421% 7/25/2054 (g)(h)	219,121	221,681
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2053 (g)(h)	519,819	523,962
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 12/25/2054 (g)(h)	1,561,169	1,571,566
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 12/25/2054 (g)(h)	244,214	246,158
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	379,720	359,030
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (g)(h)	597,232	600,927
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2121% 8/25/2054 (g)(h)	772,934	785,445
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2054 (g)(h)	327,423	329,427
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (g)(h)	396,303	399,749
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 9/25/2054 (g)(h)	478,052	482,031
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (g)(h)	790,312	796,242
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (g)(h)	356,298	358,832
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	548,265	539,320
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	176,061	164,247
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	176,025	157,037
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	194,859	173,426
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	179,647	160,445
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	280,345	240,501
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	169,242	159,954
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	838,938	700,875
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	361,064	278,341
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	172,291	147,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	226,553	193,708
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	222,122	188,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	178,613	158,565
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,234,813	1,083,984
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	243,069	221,292
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,669,530	1,494,887
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	171,542	152,706
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	185,393	165,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	151,547	137,885
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	155,629	138,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	288,780	253,565
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,151,403	1,026,348
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	155,630	138,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	114,897	104,623
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	545,266	498,679
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	3,040,274	2,846,662
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	110,329	102,551
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	123,194	112,321
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	240,390	220,210
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	412,981	377,872
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	412,981	377,872
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	757,247	716,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	240,139	240,935
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.2821% 8/25/2052 (g)(h)	419,978	416,268
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3621% 9/25/2052 (g)(h)	720,626	714,195
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3121% 9/25/2052 (g)(h)	478,807	472,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	131,094	130,565
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 8/25/2053 (g)(h)	1,913,408	1,920,881
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 10/25/2053 (g)(h)	551,000	559,221
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (g)(h)	1,287,159	1,296,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6121% 10/25/2054 (g)(h)	194,041	195,179
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 11/25/2054 (g)(h)	1,390,897	1,401,093
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (g)(h)	1,464,646	1,472,228
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (g)(h)	253,237	253,900
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 10/25/2054 (g)(h)	500,640	504,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (g)(h)	492,702	496,148
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9621% 3/25/2055 (g)(h)	1,060,469	1,072,559
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 4/25/2055 (g)(h)	1,755,404	1,761,427
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (l)	26,258	25,770
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	15,411	14,412
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	97,184	88,738
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.1671% 2/20/2049 (g)(h)	68,707	68,137
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (f)	549,594	537,251
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (f)(i)	165,763	163,753
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (f)(g)	458,954	460,995
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (f)	614,783	577,595
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (f)(g)	243,303	232,430
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (f)(g)	261,890	262,920
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (f)(g)	286,533	285,863
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (f)	33,373	31,090
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (f)(g)	533,437	531,890
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (f)	819,714	768,943
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (f)	313,249	290,433
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (f)	356,031	345,374
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (f)(i)	810,517	813,768
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (f)(i)	299,958	299,989
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (f)(g)	496,072	492,973
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (f)	21,371	21,122
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (f)(g)	219,294	215,238
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (f)(g)	120,981	118,235
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (f)	145,349	145,355
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (f)(g)	682,058	680,669
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (f)(g)	918,763	908,403
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (f)(i)	633,702	615,829
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (f)	517,480	490,954
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (f)(g)	369,335	369,373
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (f)	502,381	496,626
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (f)	175,388	173,448
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (f)(g)	75,630	74,357
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (f)(g)	306,105	300,096
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (f)(g)	469,094	456,593
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (f)	1,020,163	1,015,750
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (f)(g)	721,593	722,917
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (f)(g)	1,054,803	1,049,743
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (f)	139,393	131,285
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (f)(g)	1,242,744	1,162,506
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (f)	304,631	288,203
VCAT LLC Series 2026-NPL3 Class A1, 5.774% 5/25/2056 (f)(g)	625,000	624,992
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (f)(g)	538,494	540,525
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (f)(i)	656,352	658,818
Verus Securitization Trust Series 2026-2 Class A1FC, 4.507% 2/25/2071 (f)(i)	1,838,908	1,822,099
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (f)(i)	604,849	606,018
TOTAL UNITED STATES		80,828,880
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $80,423,950)		80,828,880

Commercial Mortgage Securities - 13.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 13.8%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (f)(g)(h)	1,741,000	1,748,073
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 2/15/2043 (f)(g)(h)	286,000	286,090
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (f)	70,417	68,846
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	600,000	594,193
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	226,622	223,301
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	133,958	133,681
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	71,186	69,244
BANK Series 2020-BN25 Class XB, 0.5286% 1/15/2063 (g)(j)	2,000,000	31,907
BANK Series 2021-BN33 Class XA, 1.1363% 5/15/2064 (g)(j)	2,734,925	98,679
BANK5 Series 2025-5YR16 Class XB, 0.5535% 8/15/2063 (g)(j)	4,000,000	65,714
BANK5 Series 2025-5YR19 Class XB, 0.8097% 12/15/2058 (g)(j)	2,400,000	63,915
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (f)	616,932	609,780
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5061% 9/15/2056 (g)	246,000	255,287
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 1.1085% 11/15/2058 (f)(g)(j)	5,700,000	212,628
Benchmark Mortgage Trust Series 2018-B1 Class ASB, 3.602% 1/15/2051	115,908	115,169
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	87,263	86,893
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	229,000	222,699
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.1466% 8/15/2052 (g)(j)	801,845	17,878
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8792% 12/15/2062 (g)(j)	8,333,240	146,326
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.5073% 3/15/2053 (g)(j)	1,698,798	63,391
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.8738% 7/15/2053 (g)(j)	1,127,738	55,419
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	900,000	919,889
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.3267% 8/15/2058 (g)(j)	9,000,000	122,058
Benchmark Mortgage Trust Series 2025-V18 Class XB, 0.6346% 10/15/2058 (f)(g)(j)	27,700,000	495,830
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	3,000,000	3,041,023
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7425% 9/15/2026 (f)(g)(h)	531,000	529,221
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (f)(g)(h)	377,465	377,936
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.5025% 9/15/2054 (g)	500,000	510,370
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.9679% 10/15/2058 (g)(j)	5,400,000	169,000
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	1,400,000	1,393,901
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.999% 6/15/2041 (f)(g)(h)	313,000	313,196
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (f)(g)(h)	1,100,000	1,100,000
BX 2019 Trust Series 2019-OC11 Class A, 3.202% 12/9/2041 (f)	700,000	662,049
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (f)(g)(h)	566,000	563,170
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (f)(g)(h)	2,314,455	2,310,841
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (f)(g)(h)	268,366	268,534
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (f)(g)(h)	475,000	474,852
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1181% 4/15/2037 (f)(g)(h)	192,177	192,237
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (f)(g)(h)	2,143,798	2,147,818
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (f)(g)	426,456	426,855
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0187% 3/15/2041 (f)(g)(h)	2,371,686	2,375,392
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (f)(g)(h)	848,637	847,576
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 4.9915% 11/15/2038 (f)(g)(h)	84,554	84,606
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (f)(g)(h)	567,448	568,157
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (f)(g)(h)	449,940	451,047
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3183% 3/15/2041 (f)(g)(h)	151,900	152,137
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0271% 6/15/2035 (f)(g)(h)	201,000	201,188
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (f)	877,681	880,149
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	25,210	25,052
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	461,569	458,842
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (f)(g)	464,000	464,357
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (f)(j)	16,222,000	97,700
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	439,884	437,633
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	671,096	665,765
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	434,000	428,242
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	25,189	25,136
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1319% 8/10/2056 (g)(j)	4,119,912	106,449
COMM Mortgage Trust Series 2016-COR1 Class ASB, 2.972% 10/10/2049	8,202	8,186
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.851% 2/10/2043 (f)(g)	400,000	395,240
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	117,229	116,601
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (f)(g)(h)	1,030,553	1,031,841
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2271% 10/15/2042 (f)(g)(h)	182,995	183,395
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (f)(g)(h)	1,381,021	1,382,316
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0271% 2/15/2043 (f)(g)(h)	93,692	94,043
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.497% 4/25/2033 (g)	200,000	199,305
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.4758% 3/25/2033 (g)	400,000	398,769
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	1,100,000	1,076,103
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.7513% 9/25/2030 (g)	196,654	192,073
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	3,200,000	3,216,409
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	400,000	395,551
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	673,606	664,853
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	900,000	888,779
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	500,000	493,264
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	700,000	690,364
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	2,276,003	2,251,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	500,000	496,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	300,000	297,104
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	400,000	397,166
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	900,000	870,056
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	400,000	356,625
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	900,000	855,420
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	4,200,000	3,739,874
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	700,000	698,824
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 3/25/2029 (g)(h)	1,691,941	1,687,748
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (g)	900,000	896,855
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (g)	600,000	596,420
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (g)	800,000	798,242
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 3/25/2030 (g)(h)	1,896,594	1,894,332
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	1,600,000	1,600,018
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (g)	1,700,000	1,692,769
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 7/25/2030 (g)(h)	1,099,068	1,098,240
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (g)	200,000	199,304
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (g)	600,000	593,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1992% 10/25/2030 (g)	5,297,539	5,288,233
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (g)(h)	3,197,962	3,193,539
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,400,000	1,391,026
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	1,700,000	1,684,069
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (g)(h)	1,866,152	1,863,602
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 10/25/2030 (g)(h)	1,599,305	1,597,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 11/25/2030 (g)(h)	4,199,558	4,197,012
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1392% 12/25/2030 (g)(h)	3,499,901	3,495,953
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1492% 12/25/2030 (g)	2,599,864	2,599,861
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1492% 11/25/2030 (g)	4,599,433	4,597,582
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1592% 2/25/2031 (g)	3,099,967	3,099,962
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (g)(h)	1,500,000	1,499,992
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.9832% 7/10/2046 (f)(g)	13,093	12,962
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	184,774	183,222
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	3,200,000	3,156,860
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	200,000	197,838
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	78,361	78,137
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	400,000	378,990
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	215,790	209,799
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 10/15/2035 (f)(g)(h)(k)	115,000	114,641
Hilton USA Trust Series 2016-HHV Class B, 4.3333% 11/5/2038 (f)(g)	446,000	445,118
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (f)(g)	317,000	316,950
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (f)	59,000	55,901
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (f)	670,000	603,000
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	27,091	26,976
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	38,726	38,601
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	370,208	369,663
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.421% 5/15/2039 (f)(g)(h)	400,000	360,000
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1271% 9/15/2040 (f)(g)(h)	491,000	490,079
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	685,801	679,865
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	296,959	292,381
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	600,000	592,464
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	449,297	439,162
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.6925% 12/15/2036 (f)(g)(h)	1,000,000	758,990
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2559% 6/15/2054 (g)(j)	884,075	30,642
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (f)(g)	1,299,588	1,275,145
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (f)	546,451	520,533
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (f)(g)(h)	1,241,000	1,241,776
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 8/15/2042 (f)(g)(h)	600,000	600,375
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (f)	1,106,388	1,100,044
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (f)(g)	574,000	570,803
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (f)(g)(h)	604,000	604,378
UBS Commercial Mortgage Trust Series 2017-C3 Class ASB, 3.215% 8/15/2050	300,749	298,934
UBS Commercial Mortgage Trust Series 2018-C12 Class ASB, 4.1945% 8/15/2051	689,715	687,912
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (f)(g)	1,600,000	25,271
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0658% 8/15/2051 (g)(j)	835,994	10,666
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class XA, 0.8289% 12/15/2052 (g)(j)	5,336,667	130,964
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (f)(g)(h)	638,000	635,345
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9177% 10/15/2041 (f)(g)(h)	1,100,000	1,096,283
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (f)(g)	418,000	417,910
TOTAL UNITED STATES		115,461,696
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $116,048,502)		115,461,696

U.S. Government Agency - Mortgage Securities - 104.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 104.9%
Fannie Mae 2% 3/1/2052	1,748,004	1,412,183
Fannie Mae 2.5% 3/1/2052	2,192,255	1,870,734
Fannie Mae 2.5% 4/1/2052	386,215	329,331
Fannie Mae 2.5% 5/1/2052	907,207	770,752
Fannie Mae 2.5% 6/1/2052	1,374,478	1,175,471
Fannie Mae 3% 12/1/2051	7,113,431	6,281,249
Fannie Mae 3.5% 12/1/2036	166,181	160,940
Fannie Mae 3.5% 5/1/2036	125,335	121,763
Fannie Mae 5.5% 2/1/2055	4,899,115	4,977,176
Fannie Mae 7% 6/1/2054	24,245	26,032
Fannie Mae 7% 7/1/2054	22,032	23,721
Fannie Mae 7% 8/1/2054	18,789	20,114
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	910,513	821,176
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	105,816	89,503
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	989,138	757,983
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	83,930	64,395
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	555,750	501,221
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	530,335	478,300
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	282,643	254,910
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	20,246	18,259
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	14,078	12,697
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	102,927	87,194
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,741,680	1,460,798
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	568,702	512,902
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	14,217	12,822
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	104,297	88,285
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	31,352	28,276
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	29,363	26,482
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	108,397	91,614
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	797,894	611,432
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	39,407	35,479
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	39,056	35,163
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	14,425	12,987
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	110,636	93,442
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,799,903	1,620,489
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	40,429	36,399
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2031	285,989	270,946
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	21,235	19,118
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	5,324,531	4,793,780
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	42,757	38,428
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	150,884	116,897
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,434,398	1,323,503
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	759,296	613,897
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,284,883	1,860,198
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,666,572	1,347,437
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	769,309	665,475
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	158,586	137,359
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	16,374	14,183
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	585,061	480,522
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	187,605	151,797
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	57,885	46,891
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,295,093	1,060,853
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	555,022	453,422
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	3,079,906	2,488,204
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	1,908,911	1,667,258
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	390,579	338,327
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	309,168	267,754
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	342,082	278,394
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	120,626	97,603
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	119,759	96,901
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,730,138	1,413,428
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,100,065	896,287
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	210,187	171,120
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	46,389	37,897
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	31,915	26,123
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,767,252	1,629,518
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	112,982	98,916
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,744	11,996
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	381,609	329,929
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	370,437	299,733
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	123,108	99,534
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	96,147	78,246
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	15,324	12,543
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	883,893	708,006
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	509,227	414,260
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	346,219	283,058
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	326,950	266,181
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	40,925	40,312
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,733	12,834
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	61,509	50,115
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	15,389	12,480
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	674,763	550,401
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	50,426	41,163
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	21,687	17,731
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,134	13,085
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,087,524	890,147
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	942,433	767,560
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	624,641	509,517
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	561,939	458,371
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	435,075	354,888
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	244,392	198,815
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	185,640	151,774
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	49,271	40,221
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	33,640	27,503
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	43,756	38,255
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,550,188	1,252,371
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	200,031	161,602
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	136,642	110,390
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	22,045	18,044
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	1,963,253	1,587,306
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	1,282,173	1,051,072
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	1,057,613	977,500
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	31,368	27,419
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,170	14,045
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	221,663	204,872
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	371,901	322,997
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,707,389	2,193,176
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	393,337	320,597
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	333,203	269,085
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	282,687	228,996
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	69,181	56,409
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	31,457	25,482
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	338,042	312,119
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	104,395	84,567
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	103,053	83,530
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	54,502	44,559
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	243,908	211,225
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	110,409	89,439
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	121,496	116,781
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	24,221	21,876
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,699,694	1,459,974
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	199,548	169,471
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	549,638	468,512
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	144,010	123,115
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	114,302	97,717
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	80,382	68,267
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	78,624	67,215
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	115,511	111,243
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	7,282	7,016
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	48,943	45,141
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,785,598	1,508,095
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	270,233	229,586
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	76,681	73,847
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	7,939	7,521
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	577,288	514,403
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	358,616	319,872
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	261,385	233,891
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	83,384	74,435
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	79,950	71,500
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	76,528	68,495
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,030,895	1,715,270
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,698,324	1,449,244
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	645,504	548,413
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	215,154	206,805
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	1,751,275	1,684,176
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,126,540	957,095
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	527,996	450,559
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	64,604	62,216
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	198,651	177,880
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	83,001	70,957
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	16,512	14,919
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	110,465	99,836
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,211,151	1,029,737
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	638,652	544,387
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	115,806	111,370
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	395,322	364,879
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	84,148	75,034
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,466,794	1,261,755
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,064,562	910,760
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	681,545	579,033
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	192,444	164,340
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	7,067	6,829
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	3,145,551	2,974,119
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	65,679	59,233
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	130,793	117,277
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	98,071	88,391
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	44,813	40,085
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	17,600	15,721
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,690,983	3,162,344
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,714,105	2,321,138
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,362,513	1,165,239
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,295,257	1,098,816
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	848,291	724,409
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	714,691	604,067
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	1,702,051	1,455,084
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	396,593	357,308
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,607,079	1,374,395
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	103,673	93,042
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	783,284	670,609
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	10,157	9,803
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	1,803,676	1,529,000
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,550,694	1,314,543
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,240,468	1,051,561
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,194,909	1,012,940
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	77,988	65,868
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	488,307	436,221
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	344,198	295,546
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	619,276	528,065
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	34,006	28,721
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	12,775	12,305
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	448,912	395,974
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	227,217	202,340
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,380,241	2,109,221
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,431,674	1,267,765
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	222,261	195,981
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	811,556	714,839
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	9,442	9,126
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	45,105	43,996
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,587,483	1,410,697
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	88,494	78,059
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,129,870	999,455
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,080,537	962,569
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	692,916	614,019
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	556,389	491,125
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,418	14,605
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	15,476	13,767
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	237,922	231,465
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	33,569	32,647
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	17,980	17,269
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	1,929,246	1,721,032
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	819,929	723,239
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,922,303	3,448,734
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,449,401	1,279,387
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	299,485	265,291
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	245,356	216,346
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	225,500	199,472
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	75,625	74,175
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	114,335	110,713
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	31,473	30,747
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	666,297	593,346
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	187,697	166,795
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,267,761	1,114,695
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (c)	704,936	622,026
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	564,487	498,096
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	16,584	16,110
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	15,307	14,833
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	53,703	50,727
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	482,801	429,940
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,503,609	1,326,766
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,108,557	985,452
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	322,077	283,190
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	23,277	22,416
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	960,447	854,390
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	941,463	838,679
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	31,379	27,885
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	670,859	587,136
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	89,764	87,824
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	16,955	16,153
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	71,055	66,995
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	941,911	836,135
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	307,167	272,672
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	639,292	566,501
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	102,710	99,495
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	10,251	9,750
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,079,008	957,498
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	412,629	365,647
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	592,572	581,914
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,955	7,709
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	6,706	6,496
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	198,510	193,122
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	228,015	211,934
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	58,776	54,172
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,410,440	1,321,480
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	271,577	248,436
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	68,272	62,626
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,524,499	2,335,419
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	207,785	193,131
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	34,661	31,946
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	77,745	72,262
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	112,792	104,546
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	639,969	585,837
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	58,988	53,999
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	8,733	8,213
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,413,411	1,323,539
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	139,622	127,855
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	72,503	67,345
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	35,923	33,368
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (e)	4,299,054	3,954,225
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	27,872	25,933
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	5,862	5,432
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	67,107	62,333
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	38,520	35,779
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	787,833	718,239
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	14,280	13,751
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,325,348	1,227,739
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	42,278	41,024
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	14,051	13,635
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	294,634	276,395
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	386,812	355,423
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	53,353	51,770
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	6,908	6,436
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	40,604	37,778
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	1,856,615	1,711,176
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,275,889	1,173,151
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	137,713	128,001
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	24,820	23,650
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	38,085	36,360
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	31,496	30,010
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	19,173	18,269
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	17,643	16,811
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	246,174	237,398
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	191,054	182,465
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	2,224,460	2,129,377
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	78,361	74,043
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	563,399	533,130
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	3,066,782	2,902,255
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	985,870	932,595
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	33,358	31,868
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	40,163	38,344
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	23,452	22,346
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	7,543	7,187
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	39,532	37,658
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	81,049	78,912
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	488,240	482,621
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	515,291	503,803
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	87,808	85,549
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	333,504	330,863
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	730,724	721,811
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	286,921	282,979
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	527,530	515,604
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	965,884	964,364
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	777,104	774,667
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	64,988	64,370
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	624,764	624,562
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	591,820	590,888
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	390,057	388,833
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	392,233	391,371
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	631,724	642,145
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,320,957	1,348,940
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,064,742	1,077,980
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	255,654	259,392
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	3,415,068	3,456,463
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	585,485	595,510
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	296,358	301,432
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	119,681	122,141
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	991,321	1,003,646
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	600,927	611,215
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	599,999	609,334
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	406,016	414,236
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	422,920	432,012
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	465,771	473,455
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	612,900	620,521
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,110,309	1,152,422
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	484,598	502,978
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	891,902	927,403
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	1,918,417	1,985,845
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,186,065	1,220,480
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	4,621,020	4,787,264
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,111,625	1,154,482
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	411,971	428,369
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	168,950	175,780
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,165,219	1,208,230
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	2,436,054	2,529,973
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,400,907	1,437,077
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	702,350	728,276
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	540,806	560,600
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	2,853,248	2,941,630
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,083,702	1,125,483
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	2,152,540	2,209,646
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	2,050,440	2,125,488
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	331,158	341,753
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	734,677	764,609
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	2,091,747	2,198,804
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	241,880	255,545
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	107,315	112,414
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	628,907	661,487
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	41,024	42,789
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	38,355	40,248
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	43,111	45,471
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	41,026	43,168
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	31,834	33,582
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	453,914	472,571
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	951,787	1,004,070
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	23,810	25,231
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	21,765	22,891
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	389,849	406,056
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	53,541	56,582
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	99,424	104,487
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,616,906	1,714,945
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,254,237	1,322,741
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	483,978	504,098
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	148,786	156,913
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	475,639	501,023
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	42,226	44,335
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	21,051	22,632
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,133,437	2,288,676
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,210,478	1,292,978
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	526,526	562,576
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	296,494	317,304
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	156,359	167,076
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	26,108	27,866
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	21,470	22,795
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	116,059	124,123
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	83,864	89,809
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	63,461	67,895
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	24,651	26,325
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	206,005	220,464
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	64,552	69,368
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	28,312	30,359
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	22,963	24,571
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	315,767	338,152
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	79,695	84,857
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	43,455	46,417
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	42,645	45,427
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	14,204	15,141
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	18,074	19,323
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	15,771	16,900
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	37,421	39,734
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,847	26,521
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,818	26,462
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,893	26,462
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,896	26,421
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,801	26,386
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,335	26,104
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	320,356	342,316
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	281,462	301,217
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	145,395	154,812
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	136,030	145,099
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	64,613	68,770
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	34,248	36,439
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	22,782	24,326
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	11,363	12,140
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	24,869	26,545
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	24,891	26,530
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	21,343	22,656
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	18,137	19,463
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	578,752	619,780
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	236,679	253,291
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	22,411	23,903
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	16,777	17,963
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	20,150	21,513
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	19,040	20,432
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	17,607	18,750
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	16,814	17,960
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	50,040	53,332
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2053	12,015	12,886
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	652,062	702,667
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	37,567	40,148
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	37,212	39,935
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	27,834	30,012
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	24,058	25,739
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	20,626	22,239
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	24,260	26,100
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	21,820	23,391
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	20,265	21,609
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	19,122	20,378
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	192,311	205,493
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	16,456	17,557
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	171,568	184,615
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	148,828	159,704
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	122,185	131,229
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	20,332	21,755
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	21,543	22,897
Freddie Mac 7% 1/1/2055	20,467	21,889
Freddie Mac Gold Pool 1.5% 1/1/2036	499,617	450,595
Freddie Mac Gold Pool 1.5% 1/1/2051	977,451	749,028
Freddie Mac Gold Pool 1.5% 11/1/2035	377,579	340,531
Freddie Mac Gold Pool 1.5% 11/1/2035	50,082	45,168
Freddie Mac Gold Pool 1.5% 11/1/2050	69,633	53,860
Freddie Mac Gold Pool 1.5% 12/1/2035	548,290	494,493
Freddie Mac Gold Pool 1.5% 12/1/2040	63,869	54,062
Freddie Mac Gold Pool 1.5% 12/1/2050	44,608	34,504
Freddie Mac Gold Pool 1.5% 12/1/2050	5,967	4,621
Freddie Mac Gold Pool 1.5% 2/1/2036	37,247	33,592
Freddie Mac Gold Pool 1.5% 2/1/2041	109,634	92,651
Freddie Mac Gold Pool 1.5% 2/1/2051	996,174	763,375
Freddie Mac Gold Pool 1.5% 3/1/2036	23,843	21,466
Freddie Mac Gold Pool 1.5% 3/1/2041	110,775	93,545
Freddie Mac Gold Pool 1.5% 3/1/2051	1,038,934	796,142
Freddie Mac Gold Pool 1.5% 3/1/2051	16,143	12,507
Freddie Mac Gold Pool 1.5% 4/1/2036	2,259,751	2,034,498
Freddie Mac Gold Pool 1.5% 4/1/2041	569,093	480,714
Freddie Mac Gold Pool 1.5% 4/1/2041	112,132	94,622
Freddie Mac Gold Pool 1.5% 4/1/2051 (c)(d)	6,499,123	4,974,229
Freddie Mac Gold Pool 1.5% 5/1/2036	41,445	37,313
Freddie Mac Gold Pool 1.5% 6/1/2036	42,140	37,940
Freddie Mac Gold Pool 1.5% 6/1/2051	37,746	29,244
Freddie Mac Gold Pool 1.5% 7/1/2035	186,420	168,653
Freddie Mac Gold Pool 1.5% 8/1/2035	304,054	274,791
Freddie Mac Gold Pool 1.5% 8/1/2036	25,936	23,310
Freddie Mac Gold Pool 2% 1/1/2051	258,618	209,095
Freddie Mac Gold Pool 2% 1/1/2051	125,272	101,283
Freddie Mac Gold Pool 2% 1/1/2051	59,238	48,191
Freddie Mac Gold Pool 2% 1/1/2051	41,153	33,478
Freddie Mac Gold Pool 2% 1/1/2052	184,725	150,391
Freddie Mac Gold Pool 2% 1/1/2052	108,841	88,985
Freddie Mac Gold Pool 2% 1/1/2052	39,120	32,020
Freddie Mac Gold Pool 2% 10/1/2041	16,748	14,499
Freddie Mac Gold Pool 2% 10/1/2051	1,759,131	1,432,166
Freddie Mac Gold Pool 2% 10/1/2051	231,687	189,276
Freddie Mac Gold Pool 2% 10/1/2051	92,701	75,529
Freddie Mac Gold Pool 2% 11/1/2041	216,874	187,659
Freddie Mac Gold Pool 2% 11/1/2050	1,665,867	1,347,908
Freddie Mac Gold Pool 2% 11/1/2050	15,118	12,369
Freddie Mac Gold Pool 2% 11/1/2051	1,595,951	1,299,316
Freddie Mac Gold Pool 2% 11/1/2051	866,430	703,494
Freddie Mac Gold Pool 2% 11/1/2051	326,466	265,991
Freddie Mac Gold Pool 2% 11/1/2051	130,745	106,526
Freddie Mac Gold Pool 2% 11/1/2051	77,130	62,843
Freddie Mac Gold Pool 2% 12/1/2051	912,230	742,677
Freddie Mac Gold Pool 2% 12/1/2051	19,604	16,003
Freddie Mac Gold Pool 2% 12/1/2051	17,732	14,497
Freddie Mac Gold Pool 2% 2/1/2041	175,219	152,629
Freddie Mac Gold Pool 2% 2/1/2051	2,883,734	2,331,522
Freddie Mac Gold Pool 2% 2/1/2051	1,651,461	1,354,831
Freddie Mac Gold Pool 2% 2/1/2052	2,309,359	1,878,682
Freddie Mac Gold Pool 2% 2/1/2052	188,622	153,858
Freddie Mac Gold Pool 2% 3/1/2041	101,114	88,434
Freddie Mac Gold Pool 2% 3/1/2051	3,111,414	2,515,603
Freddie Mac Gold Pool 2% 3/1/2051	437,021	354,018
Freddie Mac Gold Pool 2% 3/1/2052	626,366	508,575
Freddie Mac Gold Pool 2% 3/1/2052	138,652	111,668
Freddie Mac Gold Pool 2% 5/1/2041	160,099	139,137
Freddie Mac Gold Pool 2% 5/1/2051	5,606,781	4,589,195
Freddie Mac Gold Pool 2% 5/1/2051	143,725	117,236
Freddie Mac Gold Pool 2% 5/1/2051	76,595	62,071
Freddie Mac Gold Pool 2% 6/1/2041	271,502	235,788
Freddie Mac Gold Pool 2% 6/1/2050	1,264,621	1,031,546
Freddie Mac Gold Pool 2% 7/1/2041	1,358,203	1,180,804
Freddie Mac Gold Pool 2% 7/1/2041	16,073	13,948
Freddie Mac Gold Pool 2% 7/1/2051	208,879	168,684
Freddie Mac Gold Pool 2% 7/1/2051	85,362	69,603
Freddie Mac Gold Pool 2% 8/1/2050	2,618,263	2,120,977
Freddie Mac Gold Pool 2% 8/1/2050	81,900	66,755
Freddie Mac Gold Pool 2% 8/1/2051	142,173	115,170
Freddie Mac Gold Pool 2% 9/1/2050	3,776,308	3,059,076
Freddie Mac Gold Pool 2% 9/1/2050	165,326	133,926
Freddie Mac Gold Pool 2.5% 1/1/2042	557,630	496,744
Freddie Mac Gold Pool 2.5% 1/1/2052	563,305	480,161
Freddie Mac Gold Pool 2.5% 10/1/2040	507,820	456,738
Freddie Mac Gold Pool 2.5% 10/1/2041	269,633	240,514
Freddie Mac Gold Pool 2.5% 10/1/2050	1,088,838	934,932
Freddie Mac Gold Pool 2.5% 10/1/2051	1,062,134	906,359
Freddie Mac Gold Pool 2.5% 11/1/2031	99,588	95,905
Freddie Mac Gold Pool 2.5% 11/1/2041	1,428,238	1,275,404
Freddie Mac Gold Pool 2.5% 11/1/2041	109,076	97,541
Freddie Mac Gold Pool 2.5% 11/1/2041	87,932	78,730
Freddie Mac Gold Pool 2.5% 11/1/2050	2,070,469	1,771,986
Freddie Mac Gold Pool 2.5% 11/1/2050	190,678	163,606
Freddie Mac Gold Pool 2.5% 11/1/2051	264,964	227,015
Freddie Mac Gold Pool 2.5% 11/1/2051	108,682	91,792
Freddie Mac Gold Pool 2.5% 12/1/2050	171,310	146,989
Freddie Mac Gold Pool 2.5% 12/1/2051	873,248	741,901
Freddie Mac Gold Pool 2.5% 12/1/2051	145,476	124,504
Freddie Mac Gold Pool 2.5% 2/1/2042	266,457	239,158
Freddie Mac Gold Pool 2.5% 2/1/2051	1,559,949	1,337,501
Freddie Mac Gold Pool 2.5% 3/1/2051	562,777	477,953
Freddie Mac Gold Pool 2.5% 4/1/2042	76,045	67,777
Freddie Mac Gold Pool 2.5% 4/1/2052	1,507,750	1,285,678
Freddie Mac Gold Pool 2.5% 4/1/2052	291,718	249,390
Freddie Mac Gold Pool 2.5% 4/1/2052	233,353	200,077
Freddie Mac Gold Pool 2.5% 5/1/2041	562,343	507,578
Freddie Mac Gold Pool 2.5% 5/1/2041	190,961	171,176
Freddie Mac Gold Pool 2.5% 5/1/2051	1,366,826	1,169,782
Freddie Mac Gold Pool 2.5% 5/1/2051	276,810	237,164
Freddie Mac Gold Pool 2.5% 6/1/2031	5,748	5,561
Freddie Mac Gold Pool 2.5% 6/1/2041	89,634	80,128
Freddie Mac Gold Pool 2.5% 7/1/2043	48,045	42,282
Freddie Mac Gold Pool 2.5% 7/1/2050	429,286	367,534
Freddie Mac Gold Pool 2.5% 7/1/2050	199,471	171,338
Freddie Mac Gold Pool 2.5% 7/1/2051	1,006,706	859,061
Freddie Mac Gold Pool 2.5% 8/1/2041	410,508	366,549
Freddie Mac Gold Pool 2.5% 8/1/2041	71,100	63,592
Freddie Mac Gold Pool 2.5% 8/1/2050	4,861,144	4,166,429
Freddie Mac Gold Pool 2.5% 9/1/2041	154,807	138,951
Freddie Mac Gold Pool 3% 1/1/2052	1,310,603	1,156,050
Freddie Mac Gold Pool 3% 1/1/2052	174,846	153,735
Freddie Mac Gold Pool 3% 10/1/2049	316,448	279,725
Freddie Mac Gold Pool 3% 10/1/2051	646,268	572,278
Freddie Mac Gold Pool 3% 11/1/2032	320,388	310,244
Freddie Mac Gold Pool 3% 11/1/2047	68,905	61,555
Freddie Mac Gold Pool 3% 11/1/2047	47,621	42,541
Freddie Mac Gold Pool 3% 11/1/2048	21,815	19,487
Freddie Mac Gold Pool 3% 11/1/2049	916,232	817,348
Freddie Mac Gold Pool 3% 11/1/2050	60,176	53,080
Freddie Mac Gold Pool 3% 11/1/2051	203,366	179,130
Freddie Mac Gold Pool 3% 11/1/2051	87,532	77,101
Freddie Mac Gold Pool 3% 12/1/2030	24,068	23,489
Freddie Mac Gold Pool 3% 12/1/2032	22,936	22,314
Freddie Mac Gold Pool 3% 12/1/2050	494,227	435,945
Freddie Mac Gold Pool 3% 2/1/2033	22,481	21,973
Freddie Mac Gold Pool 3% 2/1/2033	12,908	12,475
Freddie Mac Gold Pool 3% 2/1/2048	522,895	467,115
Freddie Mac Gold Pool 3% 3/1/2048	28,680	25,594
Freddie Mac Gold Pool 3% 3/1/2050	571,222	504,932
Freddie Mac Gold Pool 3% 3/1/2052	373,887	328,745
Freddie Mac Gold Pool 3% 3/1/2052	88,488	77,804
Freddie Mac Gold Pool 3% 4/1/2033	22,586	21,847
Freddie Mac Gold Pool 3% 4/1/2034	13,284	12,817
Freddie Mac Gold Pool 3% 4/1/2050	576,211	509,342
Freddie Mac Gold Pool 3% 5/1/2033	6,095	5,898
Freddie Mac Gold Pool 3% 5/1/2051	194,901	171,857
Freddie Mac Gold Pool 3% 6/1/2050	333,500	296,674
Freddie Mac Gold Pool 3% 6/1/2052	283,736	249,479
Freddie Mac Gold Pool 3% 8/1/2049	46,164	40,965
Freddie Mac Gold Pool 3% 8/1/2050	1,662,900	1,481,872
Freddie Mac Gold Pool 3% 9/1/2047	25,516	22,794
Freddie Mac Gold Pool 3% 9/1/2051	181,016	159,613
Freddie Mac Gold Pool 3.5% 1/1/2045	10,513	9,873
Freddie Mac Gold Pool 3.5% 10/1/2034	494,703	480,924
Freddie Mac Gold Pool 3.5% 10/1/2047	6,489	6,031
Freddie Mac Gold Pool 3.5% 10/1/2051	9,363	8,530
Freddie Mac Gold Pool 3.5% 11/1/2033	14,515	14,078
Freddie Mac Gold Pool 3.5% 11/1/2047	47,641	44,281
Freddie Mac Gold Pool 3.5% 12/1/2047	11,192	10,403
Freddie Mac Gold Pool 3.5% 2/1/2034	46,848	45,208
Freddie Mac Gold Pool 3.5% 2/1/2043	150,228	140,968
Freddie Mac Gold Pool 3.5% 2/1/2052	128,718	118,031
Freddie Mac Gold Pool 3.5% 2/1/2053	3,346,021	3,072,407
Freddie Mac Gold Pool 3.5% 3/1/2046	706,481	658,639
Freddie Mac Gold Pool 3.5% 4/1/2047	7,652	7,060
Freddie Mac Gold Pool 3.5% 4/1/2052	1,660,944	1,512,667
Freddie Mac Gold Pool 3.5% 4/1/2052	1,529,480	1,407,277
Freddie Mac Gold Pool 3.5% 4/1/2052	19,631	17,933
Freddie Mac Gold Pool 3.5% 5/1/2052	1,274,356	1,168,157
Freddie Mac Gold Pool 3.5% 5/1/2052	697,153	639,926
Freddie Mac Gold Pool 3.5% 6/1/2046	13,112	12,101
Freddie Mac Gold Pool 3.5% 6/1/2046	4,918	4,544
Freddie Mac Gold Pool 3.5% 6/1/2047	64,420	59,394
Freddie Mac Gold Pool 3.5% 7/1/2042	376,563	353,600
Freddie Mac Gold Pool 3.5% 7/1/2047	115,162	107,148
Freddie Mac Gold Pool 3.5% 7/1/2048	993,110	915,314
Freddie Mac Gold Pool 3.5% 7/1/2052	42,765	39,054
Freddie Mac Gold Pool 3.5% 8/1/2042	8,490	7,978
Freddie Mac Gold Pool 3.5% 8/1/2047	179,411	166,927
Freddie Mac Gold Pool 3.5% 8/1/2047	21,252	19,753
Freddie Mac Gold Pool 3.5% 8/1/2047	13,535	12,593
Freddie Mac Gold Pool 3.5% 8/1/2051	1,068,064	978,389
Freddie Mac Gold Pool 3.5% 9/1/2042	466,487	437,556
Freddie Mac Gold Pool 3.5% 9/1/2042	211,250	198,188
Freddie Mac Gold Pool 3.5% 9/1/2047	5,364	4,986
Freddie Mac Gold Pool 3.5% 9/1/2047	5,045	4,689
Freddie Mac Gold Pool 4% 10/1/2052	598,099	567,133
Freddie Mac Gold Pool 4% 11/1/2048	41,439	39,368
Freddie Mac Gold Pool 4% 12/1/2047	928,435	884,568
Freddie Mac Gold Pool 4% 2/1/2052	12,414	11,828
Freddie Mac Gold Pool 4% 5/1/2038	215,423	210,352
Freddie Mac Gold Pool 4% 5/1/2045	9,595	9,275
Freddie Mac Gold Pool 4% 5/1/2048	91,540	87,080
Freddie Mac Gold Pool 4% 7/1/2048	16,965	16,201
Freddie Mac Gold Pool 4% 9/1/2042	126,613	122,203
Freddie Mac Gold Pool 4% 9/1/2048	217,991	207,096
Freddie Mac Gold Pool 4% 9/1/2048	42,905	40,760
Freddie Mac Gold Pool 4% 9/1/2051	12,828	12,223
Freddie Mac Gold Pool 4.5% 10/1/2039	19,444	19,242
Freddie Mac Gold Pool 4.5% 10/1/2048	239,374	234,549
Freddie Mac Gold Pool 4.5% 12/1/2048	28,947	28,318
Freddie Mac Gold Pool 4.5% 4/1/2048	18,088	17,622
Freddie Mac Gold Pool 4.5% 6/1/2047	16,421	16,101
Freddie Mac Gold Pool 4.5% 7/1/2041	1,302,483	1,285,431
Freddie Mac Gold Pool 4.5% 7/1/2047	28,879	28,324
Freddie Mac Gold Pool 4.5% 7/1/2047	13,172	12,915
Freddie Mac Gold Pool 4.5% 7/1/2049	1,562,133	1,525,353
Freddie Mac Gold Pool 5% 1/1/2053	503,716	502,136
Freddie Mac Gold Pool 5% 10/1/2052	787,021	785,782
Freddie Mac Gold Pool 5% 11/1/2052	392,432	392,305
Freddie Mac Gold Pool 5% 11/1/2052	225,583	225,228
Freddie Mac Gold Pool 5% 12/1/2052	882,192	880,803
Freddie Mac Gold Pool 5% 12/1/2052	450,883	449,891
Freddie Mac Gold Pool 5% 12/1/2052	414,554	412,994
Freddie Mac Gold Pool 5% 12/1/2052	150,071	149,507
Freddie Mac Gold Pool 5% 6/1/2052	463,596	464,026
Freddie Mac Gold Pool 5.5% 1/1/2055	3,509,314	3,569,398
Freddie Mac Gold Pool 5.5% 1/1/2055	1,489,589	1,517,583
Freddie Mac Gold Pool 5.5% 1/1/2056	3,655,132	3,721,139
Freddie Mac Gold Pool 5.5% 1/1/2056	1,679,292	1,703,321
Freddie Mac Gold Pool 5.5% 10/1/2053	38,527	38,898
Freddie Mac Gold Pool 5.5% 10/1/2054	947,408	963,629
Freddie Mac Gold Pool 5.5% 11/1/2054	887,433	905,954
Freddie Mac Gold Pool 5.5% 2/1/2054	229,787	231,854
Freddie Mac Gold Pool 5.5% 2/1/2054	94,808	95,749
Freddie Mac Gold Pool 5.5% 3/1/2053 (d)	2,286,545	2,336,412
Freddie Mac Gold Pool 5.5% 8/1/2055	291,623	297,162
Freddie Mac Gold Pool 6% 10/1/2054	771,829	802,551
Freddie Mac Gold Pool 6% 11/1/2053	199,232	205,606
Freddie Mac Gold Pool 6% 2/1/2055	436,700	454,219
Freddie Mac Gold Pool 6% 3/1/2053	402,360	418,376
Freddie Mac Gold Pool 6% 3/1/2056	2,904,912	3,011,460
Freddie Mac Gold Pool 6% 4/1/2040	1,051,382	1,082,158
Freddie Mac Gold Pool 6% 4/1/2054	2,344,670	2,435,799
Freddie Mac Gold Pool 6% 5/1/2054	2,862,942	2,979,582
Freddie Mac Gold Pool 6% 5/1/2055	543,159	562,870
Freddie Mac Gold Pool 6% 7/1/2039	4,726,880	4,869,677
Freddie Mac Gold Pool 6% 8/1/2055	1,844,027	1,913,969
Freddie Mac Gold Pool 6% 9/1/2039	9,286,364	9,630,747
Freddie Mac Gold Pool 6.5% 1/1/2054	918,266	966,985
Freddie Mac Gold Pool 6.5% 1/1/2054	687,417	722,599
Freddie Mac Gold Pool 6.5% 1/1/2054	17,205	18,193
Freddie Mac Gold Pool 6.5% 1/1/2054	16,319	17,147
Freddie Mac Gold Pool 6.5% 1/1/2054	11,601	12,108
Freddie Mac Gold Pool 6.5% 10/1/2053	277,527	291,905
Freddie Mac Gold Pool 6.5% 10/1/2053	270,405	284,836
Freddie Mac Gold Pool 6.5% 11/1/2054	51,505	54,189
Freddie Mac Gold Pool 6.5% 11/1/2054	35,028	36,555
Freddie Mac Gold Pool 6.5% 12/1/2054	1,382,474	1,465,866
Freddie Mac Gold Pool 6.5% 2/1/2055	415,632	438,749
Freddie Mac Gold Pool 6.5% 2/1/2055	109,284	114,990
Freddie Mac Gold Pool 6.5% 4/1/2054	50,778	53,298
Freddie Mac Gold Pool 6.5% 4/1/2054	23,785	25,088
Freddie Mac Gold Pool 6.5% 4/1/2055	165,306	173,812
Freddie Mac Gold Pool 6.5% 5/1/2054	69,056	72,433
Freddie Mac Gold Pool 6.5% 6/1/2053	29,545	30,943
Freddie Mac Gold Pool 6.5% 6/1/2054	1,230,340	1,297,923
Freddie Mac Gold Pool 6.5% 6/1/2054	230,186	243,405
Freddie Mac Gold Pool 6.5% 6/1/2054	15,787	16,735
Freddie Mac Gold Pool 6.5% 7/1/2054	27,648	28,921
Freddie Mac Gold Pool 6.5% 7/1/2054	19,807	20,990
Freddie Mac Gold Pool 6.5% 7/1/2055	2,039,434	2,155,285
Freddie Mac Gold Pool 6.5% 7/1/2055	411,877	433,987
Freddie Mac Gold Pool 6.5% 8/1/2054	294,586	308,636
Freddie Mac Gold Pool 6.5% 8/1/2054	112,742	118,916
Freddie Mac Gold Pool 6.5% 8/1/2054	74,131	77,475
Freddie Mac Gold Pool 6.5% 8/1/2054	32,529	34,094
Freddie Mac Gold Pool 6.5% 9/1/2053	151,616	159,944
Freddie Mac Gold Pool 6.5% 9/1/2053	144,715	152,212
Freddie Mac Gold Pool 6.5% 9/1/2054	3,969,588	4,206,557
Freddie Mac Gold Pool 6.5% 9/1/2054	275,056	290,766
Freddie Mac Gold Pool 6.5% 9/1/2054	87,497	91,565
Freddie Mac Gold Pool 7% 1/1/2054	686,193	733,175
Freddie Mac Gold Pool 7% 1/1/2054	670,190	717,228
Freddie Mac Gold Pool 7% 1/1/2054	489,698	523,265
Freddie Mac Gold Pool 7% 1/1/2054	328,069	351,198
Freddie Mac Gold Pool 7% 1/1/2054	180,830	193,282
Freddie Mac Gold Pool 7% 1/1/2054	18,922	20,227
Freddie Mac Gold Pool 7% 10/1/2055	24,883	26,674
Freddie Mac Gold Pool 7% 10/1/2055	21,673	23,239
Freddie Mac Gold Pool 7% 10/1/2055	21,280	22,812
Freddie Mac Gold Pool 7% 11/1/2053	248,443	266,055
Freddie Mac Gold Pool 7% 11/1/2055	139,709	150,115
Freddie Mac Gold Pool 7% 11/1/2055	113,693	122,267
Freddie Mac Gold Pool 7% 11/1/2055	93,465	100,733
Freddie Mac Gold Pool 7% 11/1/2055	57,848	62,455
Freddie Mac Gold Pool 7% 11/1/2055	29,800	31,765
Freddie Mac Gold Pool 7% 11/1/2055	24,875	26,530
Freddie Mac Gold Pool 7% 11/1/2055	24,573	26,229
Freddie Mac Gold Pool 7% 12/1/2053	76,173	81,074
Freddie Mac Gold Pool 7% 12/1/2053	27,741	29,537
Freddie Mac Gold Pool 7% 12/1/2054	24,643	26,160
Freddie Mac Gold Pool 7% 12/1/2055	24,837	26,373
Freddie Mac Gold Pool 7% 2/1/2054	339,323	362,450
Freddie Mac Gold Pool 7% 3/1/2054	21,669	23,066
Freddie Mac Gold Pool 7% 3/1/2054	18,533	19,889
Freddie Mac Gold Pool 7% 3/1/2054	15,168	16,182
Freddie Mac Gold Pool 7% 5/1/2055	22,188	23,650
Freddie Mac Gold Pool 7% 6/1/2054	656,721	703,275
Freddie Mac Gold Pool 7% 6/1/2054	596,676	637,762
Freddie Mac Gold Pool 7% 7/1/2043	17,162	18,315
Freddie Mac Gold Pool 7% 7/1/2054	12,012	12,819
Freddie Mac Gold Pool 7% 8/1/2054	747,347	805,581
Freddie Mac Gold Pool 7% 8/1/2054	285,356	306,031
Freddie Mac Gold Pool 7% 8/1/2054	22,610	24,115
Freddie Mac Gold Pool 7% 9/1/2043	27,055	28,753
Freddie Mac Gold Pool 7% 9/1/2054	339,531	362,884
Freddie Mac Gold Pool 7% 9/1/2055	24,765	26,580
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	525,355	544,748
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	876,331	924,469
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	812,237	858,123
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	246,076	260,920
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	50,774	53,689
Freddie Mac Non Gold Pool 3.5% 5/1/2049	149,214	137,509
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,611,777	3,679,258
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,075,446	1,096,212
Freddie Mac Non Gold Pool 6% 6/1/2053	417,139	432,537
Freddie Mac Non Gold Pool 6% 6/1/2053	390,210	403,882
Freddie Mac Non Gold Pool 6% 6/1/2053	332,513	344,684
Freddie Mac Non Gold Pool 6% 6/1/2054	5,229,507	5,419,277
Freddie Mac Non Gold Pool 6% 7/1/2053	336,864	349,299
Freddie Mac Non Gold Pool 6% 7/1/2053	317,223	328,834
Freddie Mac Non Gold Pool 6% 9/1/2053	431,034	444,824
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,841,305	1,938,421
Freddie Mac Non Gold Pool 6.5% 1/1/2055	498,492	528,250
Freddie Mac Non Gold Pool 6.5% 1/1/2055	57,125	60,406
Freddie Mac Non Gold Pool 6.5% 1/1/2055	26,755	28,077
Freddie Mac Non Gold Pool 6.5% 11/1/2054	210,399	222,893
Freddie Mac Non Gold Pool 6.5% 12/1/2054	15,719	16,537
Freddie Mac Non Gold Pool 6.5% 2/1/2055	552,358	585,331
Freddie Mac Non Gold Pool 6.5% 2/1/2055	58,483	61,842
Freddie Mac Non Gold Pool 6.5% 4/1/2055	48,992	51,541
Freddie Mac Non Gold Pool 7% 1/1/2055	19,734	21,082
Freddie Mac Non Gold Pool 7% 1/1/2055	14,929	15,920
Freddie Mac Non Gold Pool 7% 11/1/2055	54,824	58,425
Freddie Mac Non Gold Pool 7% 12/1/2053	20,779	22,202
Freddie Mac Non Gold Pool 7% 12/1/2054	20,691	22,218
Freddie Mac Non Gold Pool 7% 3/1/2055	29,179	31,080
Freddie Mac Non Gold Pool 7% 7/1/2055	24,768	26,613
Freddie Mac Non Gold Pool 7% 9/1/2055	21,756	23,096
Ginnie Mae I Pool 2.5% 1/20/2052	539,371	460,812
Ginnie Mae I Pool 2.5% 12/20/2051	824,001	703,986
Ginnie Mae I Pool 2.5% 12/20/2051	562,809	480,133
Ginnie Mae I Pool 2.5% 12/20/2051	438,439	374,581
Ginnie Mae I Pool 2.5% 8/20/2051	3,003,003	2,561,865
Ginnie Mae I Pool 3% 2/20/2050	181,273	161,696
Ginnie Mae I Pool 3.5% 10/20/2052	805,718	732,870
Ginnie Mae I Pool 3.5% 12/20/2049	7,506	6,918
Ginnie Mae I Pool 3.5% 12/20/2049	2,488	2,296
Ginnie Mae I Pool 3.5% 12/20/2049	2,225	2,047
Ginnie Mae I Pool 3.5% 12/20/2049	949	874
Ginnie Mae I Pool 3.5% 7/20/2052	4,354,608	3,963,615
Ginnie Mae I Pool 3.5% 8/20/2052	2,530,153	2,302,974
Ginnie Mae I Pool 3.5% 9/20/2052	2,913,789	2,652,164
Ginnie Mae I Pool 4% 10/20/2052	3,436,105	3,236,441
Ginnie Mae I Pool 4% 3/20/2047	9,241	8,799
Ginnie Mae I Pool 4% 4/20/2048	9,678	9,152
Ginnie Mae I Pool 4% 4/20/2048	9,198	8,698
Ginnie Mae I Pool 4% 5/20/2049	82,320	77,408
Ginnie Mae I Pool 4.5% 4/20/2053	1,134,256	1,099,326
Ginnie Mae I Pool 5% 4/20/2048	152,065	153,143
Ginnie Mae I Pool 5.5% 3/20/2054	1,081,138	1,097,272
Ginnie Mae II Pool 2% 10/20/2050	4,457,943	3,664,050
Ginnie Mae II Pool 2% 11/20/2050	2,026,828	1,665,881
Ginnie Mae II Pool 2% 12/20/2050	4,200,426	3,452,394
Ginnie Mae II Pool 2% 6/1/2056 (b)	29,000,000	23,799,563
Ginnie Mae II Pool 2% 9/20/2050	1,638,262	1,346,512
Ginnie Mae II Pool 2.5% 1/20/2051	6,747,652	5,790,167
Ginnie Mae II Pool 2.5% 1/20/2052	4,057,816	3,475,676
Ginnie Mae II Pool 2.5% 11/20/2051	228,147	195,417
Ginnie Mae II Pool 2.5% 12/20/2053	520,161	446,066
Ginnie Mae II Pool 2.5% 2/20/2052	8,979,101	7,690,946
Ginnie Mae II Pool 2.5% 6/1/2056 (b)	1,000,000	855,863
Ginnie Mae II Pool 2.5% 6/20/2051	1,612,329	1,381,526
Ginnie Mae II Pool 2.5% 7/20/2051	458,143	392,561
Ginnie Mae II Pool 2.5% 7/20/2054	467,924	401,014
Ginnie Mae II Pool 2.5% 8/20/2047	12,666	10,937
Ginnie Mae II Pool 2.5% 8/20/2050	50,023	42,870
Ginnie Mae II Pool 3% 1/20/2032	155,144	150,697
Ginnie Mae II Pool 3% 10/20/2031	51,313	49,901
Ginnie Mae II Pool 3% 11/20/2031	55,057	53,499
Ginnie Mae II Pool 3% 12/20/2031	83,465	81,137
Ginnie Mae II Pool 3% 12/20/2046	728,713	658,210
Ginnie Mae II Pool 3% 2/20/2031	6,307	6,155
Ginnie Mae II Pool 3% 3/20/2031	12,835	12,519
Ginnie Mae II Pool 3% 3/20/2050	481,356	429,520
Ginnie Mae II Pool 3% 3/20/2052	8,408,474	7,487,220
Ginnie Mae II Pool 3% 4/20/2031	48,250	47,038
Ginnie Mae II Pool 3% 4/20/2052	7,133,305	6,348,976
Ginnie Mae II Pool 3% 5/20/2031	105,665	102,965
Ginnie Mae II Pool 3% 5/20/2051	1,057,024	941,544
Ginnie Mae II Pool 3% 6/20/2050	9,972	8,898
Ginnie Mae II Pool 3% 6/20/2051	280,850	250,035
Ginnie Mae II Pool 3% 7/20/2031	1,877	1,827
Ginnie Mae II Pool 3% 7/20/2051	355,062	316,271
Ginnie Mae II Pool 3% 8/20/2031	16,162	15,730
Ginnie Mae II Pool 3% 8/20/2051	421,805	375,723
Ginnie Mae II Pool 3% 9/20/2031	6,438	6,264
Ginnie Mae II Pool 3.5% 1/20/2044	3,812	3,564
Ginnie Mae II Pool 3.5% 10/20/2043	2,363	2,211
Ginnie Mae II Pool 3.5% 12/20/2040	1,501	1,417
Ginnie Mae II Pool 3.5% 12/20/2041	1,770	1,667
Ginnie Mae II Pool 3.5% 12/20/2043	1,875	1,753
Ginnie Mae II Pool 3.5% 2/20/2043	2,337	2,191
Ginnie Mae II Pool 3.5% 3/20/2044	1,842	1,722
Ginnie Mae II Pool 3.5% 5/20/2043	203,325	189,740
Ginnie Mae II Pool 3.5% 6/20/2043	28,105	26,331
Ginnie Mae II Pool 3.5% 8/20/2043	2,270	2,126
Ginnie Mae II Pool 3.5% 8/20/2052	2,960,979	2,681,006
Ginnie Mae II Pool 3.5% 9/20/2040	3,338	3,150
Ginnie Mae II Pool 3.5% 9/20/2043	2,403	2,248
Ginnie Mae II Pool 4% 1/20/2041	35,250	33,914
Ginnie Mae II Pool 4% 1/20/2046	7,856	7,479
Ginnie Mae II Pool 4% 10/20/2040	11,594	11,158
Ginnie Mae II Pool 4% 10/20/2045	1,842	1,754
Ginnie Mae II Pool 4% 11/20/2042	56,633	54,299
Ginnie Mae II Pool 4% 12/20/2045	10,239	9,752
Ginnie Mae II Pool 4% 4/20/2047	490,715	467,262
Ginnie Mae II Pool 4% 5/20/2046	18,094	17,222
Ginnie Mae II Pool 4% 6/20/2045	490,251	467,440
Ginnie Mae II Pool 4% 7/20/2044	26,662	25,475
Ginnie Mae II Pool 4% 8/20/2043	4,133	3,956
Ginnie Mae II Pool 4% 8/20/2044	76,834	73,372
Ginnie Mae II Pool 4% 8/20/2045	347,349	330,899
Ginnie Mae II Pool 4% 8/20/2048	285,858	271,034
Ginnie Mae II Pool 4% 9/20/2045	1,738	1,656
Ginnie Mae II Pool 4.5% 11/20/2054	3,287,330	3,170,430
Ginnie Mae II Pool 5% 11/20/2054	7,770,634	7,692,431
Ginnie Mae II Pool 5% 12/20/2054	625,788	619,490
Ginnie Mae II Pool 5% 6/1/2056 (b)	17,500,000	17,285,762
Ginnie Mae II Pool 5% 6/20/2048	195,892	197,823
Ginnie Mae II Pool 5% 7/1/2056 (b)	6,300,000	6,214,999
Ginnie Mae II Pool 5.5% 1/20/2055	916,772	930,453
Ginnie Mae II Pool 5.5% 12/20/2054	1,134,001	1,152,341
Ginnie Mae II Pool 5.5% 12/20/2054	302,423	305,518
Ginnie Mae II Pool 5.5% 6/1/2056 (b)	50,100,000	50,411,357
Ginnie Mae II Pool 5.5% 7/1/2056 (b)	33,450,000	33,601,696
Ginnie Mae II Pool 6% 12/20/2054	1,507,206	1,544,677
Ginnie Mae II Pool 6% 6/1/2056 (b)	24,550,000	25,009,736
Ginnie Mae II Pool 6% 7/1/2056 (b)	16,150,000	16,443,601
Uniform Mortgage Backed Securities 2% 6/1/2056 (b)	98,175,000	78,551,506
Uniform Mortgage Backed Securities 2% 7/1/2056 (b)	68,675,000	54,929,273
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (b)	1,700,000	1,423,684
Uniform Mortgage Backed Securities 3% 6/1/2056 (b)	1,125,000	982,969
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (b)	4,600,000	4,183,484
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (b)	7,775,000	7,466,430
Uniform Mortgage Backed Securities 5% 6/1/2041 (b)	150,000	150,773
Uniform Mortgage Backed Securities 5% 6/1/2056 (b)	42,075,000	41,411,006
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (b)	2,400,000	2,411,625
Uniform Mortgage Backed Securities 6% 6/1/2056 (b)	15,175,000	15,495,098
Uniform Mortgage Backed Securities 6.5% 6/1/2056 (b)	3,500,000	3,636,719
TOTAL UNITED STATES		875,743,281
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $889,648,291)		875,743,281

U.S. Treasury Obligations - 3.4%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.61 to 5.12	9,480,000	9,091,913
US Treasury Bonds 4.625% 11/15/2045	4.65	20,000	19,112
US Treasury Bonds 4.625% 11/15/2055	4.69	530,000	500,353
US Treasury Bonds 4.75% 8/15/2055	4.86	320,000	308,113
US Treasury Bonds 4.875% 8/15/2045	4.75 to 4.84	2,990,000	2,952,508
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	2,752,216	2,561,283
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.63 to 2.72	1,314,381	1,223,792
US Treasury Notes 3.5% 2/15/2029	3.50 to 3.60	3,931,000	3,876,027
US Treasury Notes 3.875% 4/15/2029	3.90 to 3.91	3,610,000	3,592,796
US Treasury Notes 4% 11/15/2035	4.38	1,060,000	1,025,219
US Treasury Notes 4.75% 2/15/2045	4.95 to 4.97	3,070,000	2,989,293
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,539,814)			28,140,409

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $18,027,001)	3.67	18,023,396	18,027,001

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	5,700,000	135,015
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	6,100,000	364,734
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	3,470,000	113,419
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	6,580,000	157,399
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	5,930,000	177,449
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,120,000	129,068
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.19% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/2031	1,230,000	40,184
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	400,000	13,258
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	3,100,000	104,765
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	2,000,000	63,526
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	2,700,000	152,928
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	4,010,000	148,095

TOTAL PURCHASED SWAPTIONS (Cost $1,637,008)			1,599,840

TOTAL INVESTMENT IN SECURITIES - 143.6% (Cost $1,212,928,520)	1,198,253,392
NET OTHER ASSETS (LIABILITIES) - (43.6)%	(363,583,120)
NET ASSETS - 100.0%	834,670,272

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 6/1/2056	(6,300,000)	(6,222,874)
Ginnie Mae II Pool 5.5% 6/1/2056	(33,450,000)	(33,657,882)
Ginnie Mae II Pool 6% 6/1/2056	(16,325,000)	(16,630,710)
Uniform Mortgage Backed Securities 2% 6/1/2056	(85,075,000)	(68,069,971)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(1,700,000)	(1,423,684)
Uniform Mortgage Backed Securities 3% 6/1/2056	(1,125,000)	(982,969)
Uniform Mortgage Backed Securities 3.5% 6/1/2056	(4,600,000)	(4,183,484)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(2,700,000)	(2,592,844)
Uniform Mortgage Backed Securities 5% 6/1/2041	(150,000)	(150,772)
Uniform Mortgage Backed Securities 5% 6/1/2056	(14,000,000)	(13,779,063)
Uniform Mortgage Backed Securities 5.5% 6/1/2056	(23,400,000)	(23,513,345)
Uniform Mortgage Backed Securities 6% 6/1/2056	(8,950,000)	(9,138,790)
Uniform Mortgage Backed Securities 6.5% 6/1/2056	(8,200,000)	(8,520,313)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(188,866,701)

TOTAL TBA SALE COMMITMENTS (Proceeds $187,670,632)		(188,866,701)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.36% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	3,000,000	(181,160)

Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	6,000,000	(354,798)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	3,000,000	(167,674)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	90,000	(4,956)

TOTAL CALL SWAPTIONS			(527,428)
TOTAL WRITTEN SWAPTIONS (Cost $(755,059))			(708,588)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	145	9/2026	15,934,141	51,032
CBOT 2Y US Treasury Notes Contracts (United States)	565	9/2026	116,743,125	128,902
CBOT US Treasury Ultra Bond Contracts (United States)	19	9/2026	2,176,688	12,628
TOTAL LONG				192,562

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	20,000	(145)	(57)	(202)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	350,000	(2,540)	(3,008)	(5,548)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,300,000	(9,434)	(8,310)	(17,744)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,410,000	(10,233)	(9,381)	(19,614)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,020,000	(7,402)	(10,503)	(17,905)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	10,000	1,833	(2,407)	(574)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	20,000	3,666	(5,004)	(1,338)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	60,000	10,997	(16,321)	(5,324)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	10,000	1,833	(2,514)	(681)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	20,000	3,666	(4,728)	(1,062)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	14,663	(17,757)	(3,094)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	30,000	5,499	(6,371)	(872)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	10,000	1,833	(2,616)	(783)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	14,663	(18,002)	(3,339)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	110,000	20,162	(24,089)	(3,927)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	18,329	(16,032)	2,297
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	50,000	9,164	(7,839)	1,325
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	28,636	(29,235)	(599)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	15,913	(7,527)	8,386
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	7,956	(3,763)	4,193
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	15,146	(6,471)	8,675
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	15,146	(6,928)	8,218
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	7,956	(4,818)	3,138
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	28,636	(31,275)	(2,639)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	200,000	30,293	(28,982)	1,311
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	7,956	(9,553)	(1,597)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	30,000	5,499	(5,054)	445
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,500,000	(4,172)	1,044	(3,128)
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	13,657	(14,197)	(540)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	31,826	(30,199)	1,627
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	15,913	(15,817)	96
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	15,913	(17,626)	(1,713)
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	15,913	(14,705)	1,208

TOTAL BUY PROTECTION							328,741	(380,045)	(51,304)
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,040,000	14,804	44,327	59,131
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,060,000	14,950	46,033	60,983
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	500,000	(4,479)	11,890	7,411
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	10,000	(90)	238	148
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	90,000	(806)	1,317	511
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(4,479)	7,596	3,117
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	300,000	(2,687)	7,189	4,502
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,400,000	(21,498)	40,095	18,597
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,100,000	(9,853)	14,027	4,174
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly	800,000	(7,166)	8,682	1,516
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(896)	908	12
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(8,062)	13,416	5,354
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly	600,000	(132,948)	125,995	(6,953)
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly	200,000	(47,462)	47,783	321
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly	300,000	(71,193)	70,036	(1,157)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,200,000	(10,749)	11,037	288

TOTAL SELL PROTECTION							(292,614)	450,569	157,955
TOTAL CREDIT DEFAULT SWAPS							36,127	70,524	106,651

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	145,110,000	1,309,702	0	1,309,702
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	10,360,000	(79,454)	0	(79,454)
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2031	10,000	(177)	0	(177)
TOTAL INTEREST RATE SWAPS							1,230,071	0	1,230,071

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,013,571.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,088,890.

(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,244,908.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $125,204,971 or 15.0% of net assets.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Level 3 security.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	33,039,259	311,826,215	326,841,592	731,301	3,119	-	18,027,001	18,023,396	0.0%
Fidelity Securities Lending Cash Central Fund	-	3,506,153	3,506,153	27	-	-	-	-	0.0%
Total	33,039,259	315,332,368	330,347,745	731,328	3,119	-	18,027,001

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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